Loans - Interest rate segmentation (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Financial assets
Loans	$ 739,647	$ 709,784	$ 693,059
Gross amount
Financial assets
Loans	743,853	714,373
Gross amount | Australia
Financial assets
Loans	650,850	618,794
Gross amount | Australia | Housing
Financial assets
Loans	467,382	455,604
Gross amount | Australia | Personal
Financial assets
Loans	12,832	14,737
Gross amount | Australia | Business
Financial assets
Loans	170,636	148,453
Gross amount | New Zealand
Financial assets
Loans	86,124	89,247
Gross amount | New Zealand | Housing
Financial assets
Loans	56,211	58,081
Gross amount | New Zealand | Personal
Financial assets
Loans	1,058	1,175
Gross amount | New Zealand | Business
Financial assets
Loans	28,855	29,991
Gross amount | Other overseas
Financial assets
Loans	6,879	$ 6,332
Gross amount | Over 1 year
Financial assets
Loans	658,185
Gross amount | Over 1 year | Variable Interest Rates
Financial assets
Loans	416,423
Gross amount | Over 1 year | Fixed interest rate
Financial assets
Loans	241,762
Gross amount | Over 1 year | Australia
Financial assets
Loans	588,556
Gross amount | Over 1 year | Australia | Variable Interest Rates
Financial assets
Loans	405,595
Gross amount | Over 1 year | Australia | Fixed interest rate
Financial assets
Loans	182,961
Gross amount | Over 1 year | Australia | Housing
Financial assets
Loans	460,805
Gross amount | Over 1 year | Australia | Housing | Variable Interest Rates
Financial assets
Loans	290,957
Gross amount | Over 1 year | Australia | Housing | Fixed interest rate
Financial assets
Loans	169,848
Gross amount | Over 1 year | Australia | Personal
Financial assets
Loans	6,354
Gross amount | Over 1 year | Australia | Personal | Variable Interest Rates
Financial assets
Loans	2,321
Gross amount | Over 1 year | Australia | Personal | Fixed interest rate
Financial assets
Loans	4,033
Gross amount | Over 1 year | Australia | Business
Financial assets
Loans	121,397
Gross amount | Over 1 year | Australia | Business | Variable Interest Rates
Financial assets
Loans	112,317
Gross amount | Over 1 year | Australia | Business | Fixed interest rate
Financial assets
Loans	9,080
Gross amount | Over 1 year | New Zealand
Financial assets
Loans	65,125
Gross amount | Over 1 year | New Zealand | Variable Interest Rates
Financial assets
Loans	6,520
Gross amount | Over 1 year | New Zealand | Fixed interest rate
Financial assets
Loans	58,605
Gross amount | Over 1 year | New Zealand | Housing
Financial assets
Loans	56,052
Gross amount | Over 1 year | New Zealand | Housing | Variable Interest Rates
Financial assets
Loans	5,700
Gross amount | Over 1 year | New Zealand | Housing | Fixed interest rate
Financial assets
Loans	50,352
Gross amount | Over 1 year | New Zealand | Personal
Financial assets
Loans	160
Gross amount | Over 1 year | New Zealand | Personal | Variable Interest Rates
Financial assets
Loans	158
Gross amount | Over 1 year | New Zealand | Personal | Fixed interest rate
Financial assets
Loans	2
Gross amount | Over 1 year | New Zealand | Business
Financial assets
Loans	8,913
Gross amount | Over 1 year | New Zealand | Business | Variable Interest Rates
Financial assets
Loans	662
Gross amount | Over 1 year | New Zealand | Business | Fixed interest rate
Financial assets
Loans	8,251
Gross amount | Over 1 year | Other overseas
Financial assets
Loans	4,504
Gross amount | Over 1 year | Other overseas | Variable Interest Rates
Financial assets
Loans	4,308
Gross amount | Over 1 year | Other overseas | Fixed interest rate
Financial assets
Loans	$ 196